ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (39,031,548)	$ (20,020,937)
Amortization of acquired intangible assets	19,203,618	2,785,142	5,452,441
Impairment loss on intangible assets	1,323,260	1,812,939
Impairment loss of intangible assets	1,323,260	1,562,386
Cost of revenues, impairment on intangible assets		250,553
Amortization expenses for 2015	22,973,341
Amortization expenses for 2016	24,069,410
Amortization expenses for 2017	6,661,446
Amortization expenses for 2018	1,378,849
Amortization expenses for 2019 and thereafter	136,188
Total
Goss carrying amount	99,582,753	99,295,546
Accumulated amortization	(39,031,548)	(20,020,937)
Exchange difference	1,498,603	1,264,917
Impairment	(6,540,004)	(1,812,939)
Net carrying amount	55,509,804	78,726,587
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years	3 years
Agreements with Mobile Operator [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	3,113,746	3,113,746
Accumulated amortization	(3,113,746)	(3,113,746)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	(3,113,746)	(3,113,746)
Operating Platforms [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	243,974	243,974
Accumulated amortization	(243,974)	(240,527)
Exchange difference		650
Impairment
Net carrying amount		4,097
Amortization period	5 years
Total
Accumulated amortization	(243,974)	(240,527)
Service Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	57,071	57,071
Accumulated amortization	(57,071)	(57,071)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	(57,071)	(57,071)
Contracts with Content Providers [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	120,999	120,999
Accumulated amortization	(120,999)	(120,999)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(120,999)	(120,999)
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	388,516	388,516
Accumulated amortization	(388,516)	(388,516)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Total
Accumulated amortization	(388,516)	(388,516)
Self-Developed Contents [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	379,089	379,089
Accumulated amortization	(379,089)	(379,089)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Total
Accumulated amortization	(379,089)	(379,089)
Product Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	4,966,102	4,966,102
Accumulated amortization	(4,966,102)	(4,966,102)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	(4,966,102)	(4,966,102)
Contracts with Service Providers [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	5,713	5,713
Accumulated amortization	(5,713)	(5,713)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(5,713)	(5,713)
Subscriber List [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	16,710	16,710
Accumulated amortization	(16,710)	(16,710)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(16,710)	(16,710)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	36,874	36,874
Accumulated amortization	(36,874)	(36,874)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(36,874)	(36,874)
Core Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	8,281,231	8,281,231
Accumulated amortization	(6,947,441)	(6,022,186)
Exchange difference	243,038	84,060
Impairment
Net carrying amount	1,576,828	2,343,105
Amortization period	5 years
Total
Accumulated amortization	(6,947,441)	(6,022,186)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	115,150	115,150
Accumulated amortization	(65,464)	(40,730)
Exchange difference	3,875	3,156
Impairment
Net carrying amount	53,561	77,576
Amortization period	5 years
Total
Accumulated amortization	(65,464)	(40,730)
Game Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	80,381,424	80,094,217
Accumulated amortization	(22,127,367)	(4,206,258)
Exchange difference	1,239,249	1,161,598
Impairment	(6,540,004)	(1,812,939)
Net carrying amount	52,953,302	75,236,618
Amortization period	3 years
Total
Accumulated amortization	(22,127,367)	(4,206,258)
Employment Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	380,898	380,898
Accumulated amortization	(380,898)	(380,898)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	(380,898)	(380,898)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	813,074	813,074
Accumulated amortization	(181,584)	(45,518)
Exchange difference	4,053	6,274
Impairment
Net carrying amount	635,543	773,830
Amortization period	6 years
Total
Accumulated amortization	(181,584)	(45,518)
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	282,182	282,182
Exchange difference	8,388	9,179
Impairment
Net carrying amount	$ 290,570	$ 291,361